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Applied Finance Valuation Large Cap ETF
FUND SUMMARY – Applied Finance Valuation Large Cap ETF
Investment Objective
The Applied Finance Valuation Large Cap ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Applied Finance Valuation Large Cap ETF Applied Finance Valuation Large Cap ETF
Management Fee	0.49%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%
[1]	Under the Investment Advisory Agreement, Applied Finance Advisors, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Applied Finance Valuation Large Cap ETF | Applied Finance Valuation Large Cap ETF | USD ($)	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 24.94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund defines large cap companies as companies with market capitalizations of $5 billion or more, measured at the time of purchase. In choosing investments, the Adviser typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, dividends, financing activity, growth potential, recent performance, and business strategy. To select securities for the Fund, the Adviser utilizes its proprietary research and valuation models that employ the factors described above to identify appropriate securities for the Fund.

The Adviser anticipates generally holding at least 200 different positions in the Fund’s portfolio. Although the Fund generally holds at least 200 different positions across a broad spectrum of sectors, it may at times take larger positions (greater than 5%) in certain holdings and/or sectors when its research and valuation models indicate that such investments are appropriate. As a result, the Fund will operate as a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

The Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants.

The Adviser will typically sell a company from the Fund’s portfolio when the Adviser believes it no longer offers superior investment potential. The Adviser may also sell positions that have grown too large relative to the overall portfolio. The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Toroso Investments, LLC (the “Sub-Adviser”).

Principal Risks
Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free 833-356-0909.

Annual Total Returns (calendar years ended 12/31)

During the period shown, the highest quarterly return was 9.85% (quarter ended 12/31/22) and the lowest quarterly return was -14.26% (quarter ended 6/30/22).
Average Annual Total Returns for Periods Ended December 31, 2022

The table below shows how the how the Fund’s average annual total returns of compare to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Applied Finance Valuation Large Cap ETF	1 Year		Since Inception	[1]	Inception Date
Applied Finance Valuation Large Cap ETF	(15.82%)		(2.45%)		Apr. 29, 2021
Applied Finance Valuation Large Cap ETF | After Taxes on Distributions	(16.15%)		(2.76%)		Apr. 29, 2021
Applied Finance Valuation Large Cap ETF | After Taxes on Distributions and Sales	(9.36%)		(1.95%)		Apr. 29, 2021
Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)	(19.49%)	[2]	(5.59%)	[2]	Apr. 29, 2021
[1]	The Fund commenced operations on April 29, 2021.
[2]	The Morningstar US Large-Mid Cap Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap segment of the U.S. Equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. See “Other Information” on page 20 of this prospectus for additional information.